Non-Covered Loans and Allowance for Non-Covered Loan Losses (Details 3) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Days outstanding loans and leases receivable are generally considered past due		90 days		90 days
Non-covered loans
Non-covered PCI loans
Unpaid Contractual Principal balance	$ 261,877,000	$ 147,447,000		$ 182,894,000
Recorded Investment with No Allowance	166,780,000	53,001,000		60,786,000
Recorded Investment with Allowance		32,395,000		39,606,000
Total Recorded Investment	166,780,000	85,396,000		100,392,000
Related Allowance		3,352,000		3,137,000
Average investment in PCI loans
Average investment in PCI loans		92,896,000	161,902,000	133,588,000
Non-accrual loans		19,182,000		19,878,000
Interest income recorded on accruing impaired loans	900,000	1,400,000		17,700,000
Non-covered loans | Secured
Non-covered PCI loans
Unpaid Contractual Principal balance	102,642,000	57,302,000		60,309,000
Recorded Investment with No Allowance	67,967,000	19,727,000		19,280,000
Recorded Investment with Allowance		12,894,000		16,092,000
Total Recorded Investment	67,967,000	32,621,000		35,372,000
Related Allowance		2,716,000		2,705,000
Average investment in PCI loans
Average investment in PCI loans		33,997,000	68,316,000	51,670,000
Non-accrual loans		14,551,000		15,430,000
Non-covered loans | Unsecured
Non-covered PCI loans
Unpaid Contractual Principal balance	17,133,000	11,421,000		11,772,000
Recorded Investment with No Allowance	3,419,000	1,225,000		240,000
Recorded Investment with Allowance				1,204,000
Total Recorded Investment	3,419,000	1,225,000		1,444,000
Related Allowance				15,000
Average investment in PCI loans
Average investment in PCI loans		1,335,000	3,107,000	2,432,000
Non-accrual loans		1,024,000		1,300,000
Non-covered loans | Secured by commercial properties
Non-covered PCI loans
Unpaid Contractual Principal balance	70,284,000	41,051,000		49,306,000
Recorded Investment with No Allowance	55,519,000	12,053,000		20,185,000
Recorded Investment with Allowance		17,439,000		16,070,000
Total Recorded Investment	55,519,000	29,492,000		36,255,000
Related Allowance		450,000		339,000
Average investment in PCI loans
Average investment in PCI loans		32,874,000	53,371,000	45,887,000
Non-accrual loans		1,094,000		2,638,000
Non-covered loans | Secured by residential properties
Non-covered PCI loans
Unpaid Contractual Principal balance	10,164,000	4,589,000		5,013,000
Recorded Investment with No Allowance	6,728,000	1,353,000		1,347,000
Recorded Investment with Allowance		1,356,000		1,648,000
Total Recorded Investment	6,728,000	2,709,000		2,995,000
Related Allowance		79,000		39,000
Average investment in PCI loans
Average investment in PCI loans		2,852,000	7,413,000	4,862,000
Non-accrual loans		2,371,000		398,000
Non-accrual loans held for sale	1,800,000	3,700,000		3,500,000
Non-covered loans | Residential construction loan
Non-covered PCI loans
Unpaid Contractual Principal balance	1,137,000	33,000		33,000
Recorded Investment with No Allowance	708,000
Total Recorded Investment	708,000
Average investment in PCI loans
Average investment in PCI loans			354,000	354,000
Non-covered loans | Commercial construction loans and land development
Non-covered PCI loans
Unpaid Contractual Principal balance	60,425,000	25,535,000		48,515,000
Recorded Investment with No Allowance	32,362,000	14,912,000		15,225,000
Recorded Investment with Allowance		706,000		4,592,000
Total Recorded Investment	32,362,000	15,618,000		19,817,000
Related Allowance		107,000		39,000
Average investment in PCI loans
Average investment in PCI loans		17,718,000	29,266,000	26,090,000
Non-accrual loans		142,000		112,000
Non-covered loans | Consumer
Non-covered PCI loans
Unpaid Contractual Principal balance	92,000	7,516,000		7,946,000
Recorded Investment with No Allowance	77,000	3,731,000		4,509,000
Total Recorded Investment	77,000	3,731,000		4,509,000
Average investment in PCI loans
Average investment in PCI loans		4,120,000	75,000	2,293,000
Non-covered loans | PCI
Average investment in PCI loans
Non-accrual loans		13,900,000		15,800,000
Non-covered loans | Other than PCI
Non-covered PCI loans
Total Recorded Investment	$ 0	$ 5,300,000		$ 4,100,000